                                 ING FUNDS TRUST
                         ING High Yield Opportunity Fund

                         Supplement dated June 22, 2004
                            to the Fixed Income Funds
            Classes A, B, C and M Prospectus, and Class Q Prospectus
                              Dated August 1, 2003

On June 3, 2004, the Board of Trustees of the ING Funds Trust approved a proposal to reorganize the following "Disappearing Fund" into the following "Surviving Fund" (the "Reorganization"):

      ----------------------------------------------------------------------
              DISAPPEARING FUND                    SURVIVING FUND
      ----------------------------------------------------------------------
       ING High Yield Opportunity Fund        ING High Yield Bond Fund
      ----------------------------------------------------------------------

The proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the fourth quarter of 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE